Investments in associates and joint ventures - Narrative (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pravaler S.A.
Disclosure of joint ventures [line items]
Percentage interest in total capital	50.14%	50.45%
Percentage interest in voting capital	41.60%	41.62%
Porto Seguro ltaú Unibanco Participações S.A.
Disclosure of joint ventures [line items]
Percentage interest in total capital	42.93%
Percentage interest in voting capital		42.93%
BSF Holding S.A.
Disclosure of joint ventures [line items]
Percentage interest in total capital	49.00%	49.00%
Percentage interest in voting capital	49.00%	49.00%
Gestora de Inteligência de Crédito S.A.
Disclosure of joint ventures [line items]
Percentage interest in total capital	15.71%	15.71%
Percentage interest in voting capital	16.00%	16.00%
Rias Redbanc S.A.
Disclosure of joint ventures [line items]
Percentage interest in total capital	25.00%	25.00%
Percentage interest in voting capital	25.00%	25.00%
Kinea Private Equity Investimentos S.A.
Disclosure of joint ventures [line items]
Percentage interest in total capital	80.00%	80.00%
Percentage interest in voting capital	49.00%	49.00%
Tecnologia Bancária S.A.
Disclosure of joint ventures [line items]
Percentage interest in total capital	28.75%	28.05%
Percentage interest in voting capital	29.78%	28.95%
Prex Holding LLC
Disclosure of joint ventures [line items]
Percentage interest in total capital	22.89%	22.89%
Percentage interest in voting capital	22.89%	22.89%
Banfur lnternational S.A.
Disclosure of joint ventures [line items]
Percentage interest in total capital	30.00%	30.00%
Percentage interest in voting capital	30.00%	30.00%
Biomas – Serviços Ambientais, Restauração e Carbono S.A.
Disclosure of joint ventures [line items]
Percentage interest in total capital	16.67%	16.67%
Percentage interest in voting capital	16.67%	16.67%
Rede Agro Fidelidade e Intermediação S.A.
Disclosure of joint ventures [line items]
Percentage interest in total capital	12.82%	12.82%
Percentage interest in voting capital	12.82%	12.82%
Riblinor S.A.
Disclosure of joint ventures [line items]
Percentage interest in total capital	40.00%	40.00%
Percentage interest in voting capital	40.00%	40.00%
Caja de Valores Del Paraguay S.A.
Disclosure of joint ventures [line items]
Percentage interest in total capital	9.09%
Percentage interest in voting capital	9.09%
Olímpia Promoção e Serviços S.A.
Disclosure of joint ventures [line items]
Percentage interest in total capital	50.00%	50.00%
Percentage interest in voting capital	50.00%	50.00%
ConectCar Instituição de Pagamento e Soluções de Mobilidade Eletrônica S.A.
Disclosure of joint ventures [line items]
Percentage interest in total capital	50.00%	50.00%
Percentage interest in voting capital	50.00%	50.00%
TOTVS Techfin S.A.
Disclosure of joint ventures [line items]
Percentage interest in total capital	50.00%	50.00%
Percentage interest in voting capital	50.00%	50.00%
Avenue Holding Cayman Ltd
Disclosure of joint ventures [line items]
Percentage interest in total capital	32.91%	33.60%
Percentage interest in voting capital	33.41%	34.11%